Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares Value
Common Stocks - 98.5%
Chemicals - 0.5%
Calix Ltd.* 25,165 $ 110,804
Containers & Packaging - 1.6%
DS Smith plc 100,287 355,378
Electric Utilities - 3.4%
SSE plc 35,542 764,679
Electrical Equipment - 10.2%
Legrand SA 5,481 446,426
Nidec Corp. 9,100 626,276
Schneider Electric SE 5,938 814,597
Vestas Wind Systems A/S 15,166 393,676
2,280,975
Electronic Equipment, Instruments & Components - 7.2%
Murata Manufacturing Co. Ltd. 12,400 718,764
Shimadzu Corp. 25,400 896,079
1,614,843
Entertainment - 6.0%
Nintendo Co. Ltd. 3,000 1,340,292
Health Care Equipment & Supplies - 8.2%
Fisher & Paykel Healthcare Corp. Ltd. 28,586 380,007
Nanosonics Ltd.* 64,393 211,637
Olympus Corp. 48,600 1,024,727
Siemens Healthineers AG (144A) 4,564 232,777
1,849,148
Health Care Providers & Services - 0.7%
New Horizon Health Ltd. (144A)* 55,742 167,228
Independent Power and Renewable Electricity Producers - 9.3%
Boralex, Inc. - Class A 32,141 1,165,389
Innergex Renewable Energy, Inc. 61,221 919,258
2,084,647
Insurance - 12.4%
AIA Group Ltd. 103,346 1,040,056
Allianz SE (Registered) 3,392 613,288
Intact Financial Corp. 7,603 1,130,942
2,784,286
Leisure Products - 4.0%
Shimano, Inc. 2,700 449,899
Yamaha Corp. 10,700 451,538
901,437
Machinery - 4.1%
Alstom SA 22,407 528,915
Knorr-Bremse AG 6,590 390,134
919,049
Professional Services - 6.8%
SMS Co. Ltd. 13,700 325,458
TechnoPro Holdings, Inc. 26,400 607,408
Wolters Kluwer NV 5,526 597,266
1,530,132
Semiconductors & Semiconductor Equipment - 11.3%
ASML Holding NV 1,272 720,351
Infineon Technologies AG 25,555 691,817
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 12,729 1,126,262
2,538,430
Software - 10.3%
Constellation Software, Inc. 359 610,318

Janus Henderson International Sustainable Equity ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares Value
Common Stocks - (continued)
Software - (continued)
Kinaxis, Inc.* 3,596 $ 429,606
Lightspeed Commerce, Inc.* 16,282 349,186
Linklogis, Inc. - Class B (144A)* 690,870 512,218
Rakus Co. Ltd. 24,700 343,194
Thinkific Labs, Inc.* 42,076 63,048
2,307,570
Textiles, Apparel & Luxury Goods - 2.5%
adidas AG 3,341 571,636
Total Common Stocks (cost $31,567,715) 22,120,534
Investment Companies - 1.3%
Money Market Funds - 1.3%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$300,906) 300,906 300,906
Total Investments (total cost $31,868,621 ) - 99.8% 22,421,440
Cash, Receivables and Other Assets, net of Liabilities - 0.2% 49,698
Net Assets - 100.0% $22,471,138
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Japan $ 6,783,635 30.3%
Canada 4,667,747 20.8
Germany 2,499,652 11.2
France 1,789,938 8.0
Netherlands 1,317,617 5.9
Taiwan 1,126,262 5.0
United Kingdom 1,120,057 5.0
Hong Kong 1,040,056 4.6
China 679,446 3.0
Denmark 393,676 1.8
New Zealand 380,007 1.7
Australia 322,441 1.4
United States 300,906 1.3
Total $ 22,421,440 100.0%

Janus Henderson International Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

ADR American Depositary Receipt
plc Public Limited Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2022.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $912,223 which represents 4.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 22,120,534 $ — $ —
Investment Companies 300,906 — —
Total Assets $ 22,421,440 $ — $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70437 09-22